Business combination - Summary of Purchase Consideration and the Provisional Fair Value of Goodwill Identifiable Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Aug. 05, 2024
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition	$ 3,952	$ 3,866
OCI Clean Ammonia Holding BV
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 4
Receivables			720
Property, plant and equipment			906
Intangible assets			796
Other assets			2
Payables			(43)
Deferred tax liabilities			(154)
Provisions			(116)
Net assets acquired			2,115
Goodwill arising on acquisition	$ 255		255
Total purchase consideration			2,370
Consolidated consideration, working capital adjustment			20
Purchase consideration
Cash payment			1,900
Contingent consideration			470
Total purchase consideration			$ 2,370
Percentage of cash transferred payable on business combination			20.00%